Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2013
Pension Liabilities, Net [Abstract]
Schedule Of Changes In Projected Benefit Obligations
	December 31,
	2012	2013

Accumulated benefit obligation	$9,643	$11,204

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$9,992	$9,709
Liability assumed at the acquisition date of Nera
Service cost	63	36
Interest cost	349	349
Plan settlements	-	1,167
Expenses paid	(992)	(873)
Exchange rates differences	565	(1,003)
Actuarial loss (gain)	(268)	1,819

Projected benefit obligation at end of year	$9,709	$11,204

Schedule Of Changes In Fair Value Of Plan Assets
Change in plan assets
Fair value of plan assets at beginning of year	$7,122	$7,396
Acquisition of Nera
Actual return on plan assets	294	245
Employer contributions to plan	95	105
Expenses paid	(524)	(636)
Exchange rates differences	525	(619)
Actuarial gain (loss)	(116)	633

Fair value of plan assets at end of year	$7,396	$7,124

Schedule Of Assumptions Used
The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2013 is as follows:

	December 31, 2012	December 31, 2013
Weighted-average assumptions
Discount rate	4.20%	4.10%
Expected return on plan assets	3.60%	4.40%
Rate of compensation increase	3.25%	3.75%

Schedule Of Net Benefit Costs
The following table provides the components of net periodic benefits cost for the years ended December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013
Components of net periodic benefit cost
Service cost	$63	$36
Interest cost	349	349
Expected return on plan assets	(294)	(245)
Exchange rates differences	5	60
Settlement loss recognized	-	1,167

Net periodic benefit cost	$123	$1,367

Schedule Of Expected Benefit Payments
Benefit payments are expected to be paid as follows:

	December 31, 2012	December 31, 2013

2014	$763	$512
2015	261	617
2016	229	555
2017	199	384
2018 and thereafter	1,050	1,078

	$2,502	$3,146

Schedule Of Allocation Of Plan Assets	The plan asset allocations at December 31, 2012 and 2013 are as follows:
	December 31, 2012	December 31, 2013

Bonds	56%	56%
Real estate	14%	14%
Cash	20%	20%
Shares	10%	10%

	100%	100%